Schedule of Investments (unaudited)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Ducommun, Inc.(a)	17,463	$ 760,863
Moog, Inc., Class A	8,461	917,426
Parsons Corp.(a)	9,478	456,271
Triumph Group, Inc.(a)	29,904	369,913
		2,504,473
Air Freight & Logistics — 0.0%
Radiant Logistics, Inc.(a)	723	4,859
Automobile Components — 1.9%
Adient PLC(a)	13,960	534,947
Cooper-Standard Holdings, Inc.(a)(b)	10,824	154,350
Fox Factory Holding Corp.(a)(b)	13,153	1,427,232
Gentherm, Inc.(a)	7,163	404,781
Luminar Technologies, Inc., Class A(a)	6,284	43,234
Modine Manufacturing Co.(a)	58,028	1,916,085
Standard Motor Products, Inc.	2,039	76,503
Stoneridge, Inc.(a)	18,632	351,213
Visteon Corp.(a)	37,781	5,425,730
XPEL, Inc.(a)	1,089	91,716
		10,425,791
Banks — 0.3%
Hancock Whitney Corp.	10,371	398,039
Heartland Financial U.S.A., Inc.	16,386	456,678
Heritage Commerce Corp.	7,259	60,105
HomeTrust Bancshares, Inc.	27,110	566,328
Horizon Bancorp, Inc.	1,834	19,092
OceanFirst Financial Corp.	5,546	86,628
Southern First Bancshares, Inc.(a)	359	8,885
Western New England Bancorp, Inc.	3,271	19,103
		1,614,858
Beverages — 1.1%
Coca-Cola Consolidated, Inc.	1,390	884,068
Duckhorn Portfolio, Inc.(a)	12,620	163,681
MGP Ingredients, Inc.(b)	30,894	3,283,414
National Beverage Corp.(a)	522	25,239
Primo Water Corp.	91,060	1,141,893
Vita Coco Co., Inc.(a)	21,523	578,323
		6,076,618
Biotechnology — 10.4%
4D Molecular Therapeutics, Inc.(a)	4,250	76,797
ACADIA Pharmaceuticals, Inc.(a)(b)	40,104	960,491
ACELYRIN, Inc.(a)(b)	8,582	179,364
Actinium Pharmaceuticals, Inc.(a)	1,111	8,244
Affimed NV(a)	127,104	76,034
Agenus, Inc.(a)	201,917	323,067
Agios Pharmaceuticals, Inc.(a)	5,842	165,445
Akero Therapeutics, Inc.(a)	10,131	473,016
Aldeyra Therapeutics, Inc.(a)(b)	10,331	86,677
Alector, Inc.(a)	105,078	631,519
Alkermes PLC(a)	114,636	3,588,107
Allakos, Inc.(a)(b)	1,998	8,711
Alpine Immune Sciences, Inc.(a)	2,110	21,691
ALX Oncology Holdings, Inc.(a)	708	5,317
Amicus Therapeutics, Inc.(a)	84,171	1,057,188
Arcus Biosciences, Inc.(a)	7,758	157,565
Arrowhead Pharmaceuticals, Inc.(a)	35,275	1,257,906
Astria Therapeutics, Inc.(a)	1,012	8,430
Aurinia Pharmaceuticals, Inc.(a)	1,316	12,739
Avita Medical, Inc.(a)	1,041	17,707
Beam Therapeutics, Inc.(a)(b)	63,354	2,022,893
Security	Shares	Value
Biotechnology (continued)
BioCryst Pharmaceuticals, Inc.(a)	1,695	$ 11,933
Biomea Fusion, Inc.(a)	1,651	36,239
Blueprint Medicines Corp.(a)(b)	48,398	3,058,754
Bridgebio Pharma, Inc.(a)	39,717	683,132
C4 Therapeutics, Inc.(a)	24,973	68,676
CareDx, Inc.(a)	47,831	406,563
Carisma Therapeutics, Inc.	532	4,666
Catalyst Pharmaceuticals, Inc.(a)	49,682	667,726
Cerevel Therapeutics Holdings, Inc.(a)	11,060	351,597
Chinook Therapeutics, Inc.(a)	7,427	285,345
Cibus, Inc.(a)	5,242	55,041
Coherus Biosciences, Inc.(a)	179,746	767,515
Crinetics Pharmaceuticals, Inc.(a)	53,463	963,403
Cue Biopharma, Inc.(a)(b)	23,066	84,191
Cytokinetics, Inc.(a)	49,918	1,628,325
Deciphera Pharmaceuticals, Inc.(a)	23,409	329,599
Denali Therapeutics, Inc.(a)	64,827	1,913,045
Dynavax Technologies Corp.(a)	37,227	480,973
Dyne Therapeutics, Inc.(a)	5,538	62,303
Eagle Pharmaceuticals, Inc.(a)	861	16,738
Editas Medicine, Inc.(a)	14,563	119,853
Emergent BioSolutions, Inc.(a)(b)	20,606	151,454
Enanta Pharmaceuticals, Inc.(a)	12,934	276,788
Erasca, Inc.(a)	2,368	6,536
Fate Therapeutics, Inc.(a)(b)	138,773	660,559
FibroGen, Inc.(a)	137,024	369,965
Foghorn Therapeutics, Inc.(a)	14,951	105,255
Halozyme Therapeutics, Inc.(a)	65,490	2,362,224
Ideaya Biosciences, Inc.(a)	3,874	91,039
ImmunoGen, Inc.(a)	35,191	664,054
Immunovant, Inc.(a)	17,794	337,552
Insmed, Inc.(a)	42,895	905,084
Intellia Therapeutics, Inc.(a)	36,752	1,498,747
Intercept Pharmaceuticals, Inc.(a)	51,228	566,582
Ironwood Pharmaceuticals, Inc., Class A(a)	154,019	1,638,762
iTeos Therapeutics, Inc.(a)	10,049	133,049
IVERIC bio, Inc.(a)	48,652	1,913,970
Karyopharm Therapeutics, Inc.(a)	134,324	240,440
Kiniksa Pharmaceuticals Ltd., Class A(a)	15,134	213,087
Kodiak Sciences, Inc.(a)(b)	45,110	311,259
Kronos Bio, Inc.(a)	17,065	29,352
Krystal Biotech, Inc.(a)	5,296	621,750
Kura Oncology, Inc.(a)	54,499	576,599
Kymera Therapeutics, Inc.(a)	21,198	487,342
MacroGenics, Inc.(a)	11,118	59,481
Madrigal Pharmaceuticals, Inc.(a)	3,568	824,208
MeiraGTx Holdings PLC(a)	36,738	246,879
MiMedx Group, Inc.(a)	1,550	10,246
Morphic Holding, Inc.(a)	4,002	229,435
NextCure, Inc.(a)	40,982	73,768
Nkarta, Inc.(a)	21,570	47,238
Nurix Therapeutics, Inc.(a)	11,391	113,796
Olema Pharmaceuticals, Inc.(a)	1,580	14,267
PMV Pharmaceuticals, Inc.(a)	44,019	275,559
Poseida Therapeutics, Inc.(a)(b)	26,093	45,924
Precigen, Inc.(a)	10,351	11,904
Protagonist Therapeutics, Inc.(a)	12,040	332,545
Prothena Corp. PLC(a)	11,009	751,695
PTC Therapeutics, Inc.(a)	50,023	2,034,435
Puma Biotechnology, Inc.(a)	43,635	154,032
Recursion Pharmaceuticals, Inc., Class A(a)(b)	18,914	141,288
REGENXBIO, Inc.(a)	65,678	1,312,903

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Relay Therapeutics, Inc.(a)(b)	32,911	$ 413,362
Replimune Group, Inc.(a)	5,078	117,911
REVOLUTION Medicines, Inc.(a)	24,893	665,888
Rigel Pharmaceuticals, Inc.(a)	261,229	336,985
Rocket Pharmaceuticals, Inc.(a)	17,200	341,764
Sage Therapeutics, Inc.(a)(b)	14,973	704,030
Sana Biotechnology, Inc.(a)	1,282	7,641
Sangamo Therapeutics, Inc.(a)	161,606	210,088
SpringWorks Therapeutics, Inc.(a)	6,328	165,920
Sutro Biopharma, Inc.(a)	55,933	260,088
Syndax Pharmaceuticals, Inc.(a)	8,606	180,124
TG Therapeutics, Inc.(a)	46,792	1,162,313
Travere Therapeutics, Inc.(a)	105,138	1,614,920
Twist Bioscience Corp.(a)(b)	67,397	1,378,943
Vanda Pharmaceuticals, Inc.(a)	4,522	29,800
Vaxcyte, Inc.(a)	30,419	1,519,125
Veracyte, Inc.(a)	29,577	753,326
Vericel Corp.(a)	38,615	1,450,766
Viking Therapeutics, Inc.(a)	25,080	406,547
Vir Biotechnology, Inc.(a)	5,592	137,172
Voyager Therapeutics, Inc.(a)	1,301	14,896
X4 Pharmaceuticals, Inc.(a)	70,781	137,315
Xencor, Inc.(a)	3,372	84,199
Zentalis Pharmaceuticals, Inc.(a)	13,730	387,323
		56,456,023
Broadline Retail — 0.1%
Dillard’s, Inc., Class A(b)	1,505	491,051
Building Products — 2.1%
AAON, Inc.	19,009	1,802,243
Apogee Enterprises, Inc.	31,390	1,490,083
Builders FirstSource, Inc.(a)	802	109,072
Caesarstone Ltd.	1,695	8,882
CSW Industrials, Inc.	23	3,823
Gibraltar Industries, Inc.(a)	13,773	866,597
Janus International Group, Inc.(a)	173,705	1,851,695
JELD-WEN Holding, Inc.(a)	39,404	691,146
PGT Innovations, Inc.(a)	7,721	225,067
UFP Industries, Inc.	46,515	4,514,281
		11,562,889
Capital Markets — 1.5%
Avantax, Inc.(a)	5,554	124,299
Cohen & Steers, Inc.	191	11,076
Federated Hermes, Inc., Class B	5,760	206,496
Forge Global Holdings, Inc.(a)	8,997	21,863
GCM Grosvenor, Inc., Class A	10,617	80,052
Hamilton Lane, Inc., Class A	19,352	1,547,773
Houlihan Lokey, Inc., Class A	40,775	4,008,590
Patria Investments Ltd., Class A	9,684	138,481
PJT Partners, Inc., Class A	2,728	189,978
StepStone Group, Inc., Class A	41,860	1,038,547
Victory Capital Holdings, Inc., Class A	22,078	696,340
		8,063,495
Chemicals — 1.6%
Balchem Corp.	190	25,614
Cabot Corp.	30,525	2,041,817
Core Molding Technologies, Inc.(a)(b)	4,360	99,190
HB Fuller Co.	7,755	554,560
Ingevity Corp.(a)	5,235	304,468
Innospec, Inc.	6,663	669,232
Livent Corp.(a)	69,735	1,912,831
Quaker Chemical Corp.	9,649	1,880,590
Security	Shares	Value
Chemicals (continued)
Rayonier Advanced Materials, Inc.(a)	4,279	$ 18,314
Sensient Technologies Corp.	15,748	1,120,155
		8,626,771
Commercial Services & Supplies — 0.6%
Aurora Innovation, Inc., Class A(a)	36,804	108,204
Casella Waste Systems, Inc., Class A(a)	3,872	350,222
CECO Environmental Corp.(a)	12,673	169,311
Cimpress PLC(a)	6,483	385,609
CoreCivic, Inc.(a)	4,860	45,733
Healthcare Services Group, Inc.	98,574	1,471,710
Interface, Inc., Class A	43,969	386,488
Li-Cycle Holdings Corp.(a)(b)	36,688	203,618
Performant Financial Corp.(a)	838	2,263
Steelcase, Inc., Class A	25,595	197,337
		3,320,495
Communications Equipment — 1.0%
Calix, Inc.(a)	40,838	2,038,225
Cambium Networks Corp.(a)	694	10,563
Digi International, Inc.(a)	15,474	609,521
Extreme Networks, Inc.(a)	104,243	2,715,530
Harmonic, Inc.(a)	868	14,035
		5,387,874
Construction & Engineering — 3.3%
Comfort Systems U.S.A., Inc.	24,921	4,092,028
Dycom Industries, Inc.(a)(b)	8,935	1,015,463
EMCOR Group, Inc.	33,019	6,101,251
Fluor Corp.(a)	58,396	1,728,522
Limbach Holdings, Inc.(a)(b)	2,694	66,623
MYR Group, Inc.(a)	19,824	2,742,452
Sterling Infrastructure, Inc.(a)	38,972	2,174,637
		17,920,976
Consumer Finance — 1.1%
Enova International, Inc.(a)	31,832	1,690,916
EZCORP, Inc., Class A, NVS(a)	42,217	353,778
FirstCash Holdings, Inc.	18,597	1,735,658
LendingTree, Inc.(a)	24,808	548,505
PROG Holdings, Inc.(a)	5,601	179,904
Regional Management Corp.	10,112	308,416
Upstart Holdings, Inc.(a)(b)	30,678	1,098,579
		5,915,756
Consumer Staples Distribution & Retail — 0.0%
SpartanNash Co.	412	9,274
Sprouts Farmers Market, Inc.(a)	2,888	106,076
		115,350
Containers & Packaging — 0.0%
O-I Glass, Inc.(a)	9,471	202,016
Diversified Consumer Services — 1.5%
Chegg, Inc.(a)	71,497	634,893
Duolingo, Inc., Class A(a)	14,961	2,138,525
Frontdoor, Inc.(a)	79,200	2,526,480
Laureate Education, Inc., Class A	201,797	2,439,726
Rover Group, Inc., Class A(a)(b)	49,301	242,068
		7,981,692
Diversified REITs — 0.0%
American Assets Trust, Inc.	9,506	182,515
Diversified Telecommunication Services — 0.7%
AST SpaceMobile, Inc.(a)	1,496	7,031
Bandwidth, Inc., Class A(a)(b)	22,299	305,051

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
EchoStar Corp., Class A(a)	9,680	$ 167,851
IDT Corp., Class B(a)	16,486	426,163
Iridium Communications, Inc.	19,359	1,202,581
Ooma, Inc.(a)	130,658	1,955,950
		4,064,627
Electrical Equipment — 2.2%
374Water, Inc.(a)	12,724	30,410
Allied Motion Technologies, Inc.	8,249	329,465
Array Technologies, Inc.(a)	1,311	29,629
Atkore, Inc.(a)(b)	43,744	6,821,439
Bloom Energy Corp., Class A(a)(b)	78,307	1,280,319
EnerSys	12,896	1,399,474
Eos Energy Enterprises, Inc.(a)(b)	66,072	286,753
Powell Industries, Inc.	209	12,663
Shoals Technologies Group, Inc., Class A(a)	43,469	1,111,068
Thermon Group Holdings, Inc.(a)	33,365	887,509
Vicor Corp.(a)	427	23,058
		12,211,787
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	14,055	1,566,430
Badger Meter, Inc.	12,672	1,869,880
Belden, Inc.	9,243	884,093
Climb Global Solutions, Inc.	1,192	57,049
CTS Corp.	673	28,690
ePlus, Inc.(a)	8,470	476,861
Fabrinet(a)	18,579	2,413,040
Insight Enterprises, Inc.(a)	19,330	2,828,752
Itron, Inc.(a)	697	50,254
Kimball Electronics, Inc.(a)	2,543	70,263
Luna Innovations, Inc.(a)	882	8,044
Napco Security Technologies, Inc.	16,737	579,937
Novanta, Inc.(a)	2,419	445,338
PC Connection, Inc.	15,218	686,332
Plexus Corp.(a)	2,322	228,113
Rogers Corp.(a)	3,602	583,272
Sanmina Corp.(a)	45,940	2,768,804
		15,545,152
Energy Equipment & Services — 1.7%
Archrock, Inc.	4,807	49,272
Borr Drilling Ltd.(a)	212,804	1,602,414
ChampionX Corp.	71,322	2,213,835
DMC Global, Inc.(a)	5,100	90,576
Helmerich & Payne, Inc.	2,163	76,678
Liberty Energy, Inc., Class A	119,123	1,592,675
Oceaneering International, Inc.(a)	2,455	45,909
Oil States International, Inc.(a)	2,564	19,153
Patterson-UTI Energy, Inc.	174,093	2,083,893
Solaris Oilfield Infrastructure, Inc., Class A	15,288	127,349
TETRA Technologies, Inc.(a)	1,616	5,462
Tidewater, Inc.(a)	10,066	558,059
U.S. Silica Holdings, Inc.(a)(b)	59,756	724,840
		9,190,115
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	41,011	676,681
Lions Gate Entertainment Corp., Class A(a)	1,489	13,148
Lions Gate Entertainment Corp., Class B, NVS(a)	1,456	12,158
Sciplay Corp., Class A(a)	19,611	385,944
		1,087,931
Financial Services — 0.8%
Flywire Corp.(a)	5,526	171,527
Security	Shares	Value
Financial Services (continued)
Marqeta, Inc., Class A(a)	178,830	$ 870,902
Pagseguro Digital Ltd., Class A(a)	119,218	1,125,418
Remitly Global, Inc.(a)	16,774	315,687
Repay Holdings Corp.(a)	8,258	64,660
StoneCo Ltd., Class A(a)	157,211	2,002,868
		4,551,062
Food Products — 1.1%
Cal-Maine Foods, Inc.	16,698	751,410
Hostess Brands, Inc., Class A(a)	1,950	49,374
Lancaster Colony Corp.	7,728	1,554,024
Sovos Brands, Inc.(a)	103,236	2,019,296
SunOpta, Inc.(a)	135,729	908,027
Vital Farms, Inc.(a)	53,850	645,661
		5,927,792
Gas Utilities — 0.2%
New Jersey Resources Corp.	22,479	1,061,009
Ground Transportation — 0.1%
FTAI Infrastructure, Inc.	82,726	305,259
Saia, Inc.(a)	1,366	467,732
		772,991
Health Care Equipment & Supplies — 5.8%
Accuray, Inc.(a)(b)	79,897	309,201
Alphatec Holdings, Inc.(a)	3,686	66,274
AngioDynamics, Inc.(a)	25,075	261,532
Artivion, Inc.(a)	1,646	28,295
AtriCure, Inc.(a)	28,437	1,403,650
Atrion Corp.	768	434,458
Axogen, Inc.(a)	46,495	424,499
Axonics, Inc.(a)	9,548	481,888
Cerus Corp.(a)	145,061	356,850
Embecta Corp.	14,645	316,332
Glaukos Corp.(a)	19,510	1,389,307
Haemonetics Corp.(a)	22,691	1,931,912
Inari Medical, Inc.(a)	19,712	1,146,056
Inspire Medical Systems, Inc.(a)	5,710	1,853,694
iRadimed Corp.	10,046	479,596
iRhythm Technologies, Inc.(a)	6,696	698,527
Lantheus Holdings, Inc.(a)	28,082	2,356,642
LeMaitre Vascular, Inc.	11,987	806,485
LivaNova PLC(a)	29,793	1,532,254
Merit Medical Systems, Inc.(a)	83,914	7,018,567
Nevro Corp.(a)	3,576	90,902
NuVasive, Inc.(a)	20,814	865,654
Omnicell, Inc.(a)	18,321	1,349,708
Paragon 28, Inc.(a)	29,044	515,241
RxSight, Inc.(a)	8,758	252,230
Shockwave Medical, Inc.(a)	4,563	1,302,326
SI-BONE, Inc.(a)	30,521	823,457
STAAR Surgical Co.(a)	37,729	1,983,414
Tactile Systems Technology, Inc.(a)	29,442	733,989
Treace Medical Concepts, Inc.(a)	872	22,306
UFP Technologies, Inc.(a)	1,618	313,649
Varex Imaging Corp.(a)	934	22,014
Zynex, Inc.(a)	6,073	58,240
		31,629,149
Health Care Providers & Services — 3.8%
23andMe Holding Co., Class A(a)	138	242
Accolade, Inc.(a)	5,855	78,867
Addus HomeCare Corp.(a)	4,582	424,751
Alignment Healthcare, Inc.(a)	48,863	280,962

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(a)	2,484	$ 271,054
CorVel Corp.(a)	841	162,734
Cross Country Healthcare, Inc.(a)	1,525	42,822
Ensign Group, Inc.(b)	41,550	3,966,363
Guardant Health, Inc.(a)	69,996	2,505,857
HealthEquity, Inc.(a)	37,076	2,340,979
Hims & Hers Health, Inc., Class A(a)	107,559	1,011,055
Joint Corp.(a)	19,469	262,831
Option Care Health, Inc.(a)	105,218	3,418,533
Patterson Cos., Inc.	932	30,998
PetIQ, Inc., Class A(a)	24,200	367,114
Privia Health Group, Inc.(a)(b)	46,955	1,225,995
Progyny, Inc.(a)	52,908	2,081,401
Quipt Home Medical Corp.(a)	4,474	23,891
R1 RCM, Inc.(a)	33,664	621,101
RadNet, Inc.(a)	28,662	934,954
Surgery Partners, Inc.(a)	3,289	147,972
Viemed Healthcare, Inc.(a)	36,045	352,520
		20,552,996
Health Care Technology — 0.5%
Evolent Health, Inc., Class A(a)	26,318	797,435
Health Catalyst, Inc.(a)	2,282	28,525
HealthStream, Inc.	18,760	460,746
NextGen Healthcare, Inc.(a)(b)	41,293	669,772
Phreesia, Inc.(a)	7,869	244,018
Schrodinger, Inc.(a)	13,194	658,645
		2,859,141
Hotel & Resort REITs — 0.1%
Chatham Lodging Trust	13,954	130,610
Hersha Hospitality Trust, Class A	51,376	312,880
RLJ Lodging Trust	19,505	200,316
Ryman Hospitality Properties, Inc.	808	75,079
		718,885
Hotels, Restaurants & Leisure — 3.2%
Accel Entertainment, Inc., Class A(a)	11,002	116,181
BJ’s Restaurants, Inc.(a)	3,510	111,618
Bowlero Corp.(a)	1,272	14,806
Carrols Restaurant Group, Inc.(a)	80,124	403,825
Cava Group, Inc.(a)(b)	7,068	289,435
Chuy’s Holdings, Inc.(a)	6,540	266,963
Denny’s Corp.(a)	17,288	212,988
Dine Brands Global, Inc.	734	42,594
El Pollo Loco Holdings, Inc.	54,550	478,404
Everi Holdings, Inc.(a)	56,777	820,995
First Watch Restaurant Group, Inc.(a)	502	8,484
Hilton Grand Vacations, Inc.(a)	55,419	2,518,239
Lindblad Expeditions Holdings, Inc.(a)	2,681	29,169
Monarch Casino & Resort, Inc.	24,597	1,732,859
Noodles & Co., Class A(a)	14,837	50,149
Papa John’s International, Inc.	8,704	642,616
PlayAGS, Inc.(a)	28,025	158,341
Potbelly Corp.(a)	9,541	83,770
RCI Hospitality Holdings, Inc.	174	13,222
Red Robin Gourmet Burgers, Inc.(a)	3,355	46,400
Rush Street Interactive, Inc., Class A(a)	19,315	60,263
Shake Shack, Inc., Class A(a)	17,429	1,354,582
Super Group SGHC Ltd.(a)	22,343	64,795
Texas Roadhouse, Inc.	32,251	3,621,142
Wingstop, Inc.	20,363	4,075,858
		17,217,698
Security	Shares	Value
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	352	$ 5,294
Green Brick Partners, Inc.(a)	720	40,896
Installed Building Products, Inc.	21,530	3,017,645
Taylor Morrison Home Corp., Class A(a)	47,429	2,313,112
		5,376,947
Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc., Class A	119,546	3,227,742
Clearway Energy, Inc., Class C	18,210	520,078
		3,747,820
Industrial REITs — 0.1%
Industrial Logistics Properties Trust	66,311	218,826
Terreno Realty Corp.	9,097	546,730
		765,556
Insurance — 1.5%
Crawford & Co., Class A, NVS	15,494	171,829
eHealth, Inc.(a)	25,768	207,175
Goosehead Insurance, Inc., Class A(a)	3,361	211,373
Investors Title Co.	88	12,848
Kinsale Capital Group, Inc.	10,277	3,845,653
Mercury General Corp.	34,229	1,036,112
NI Holdings, Inc.(a)	1,484	22,037
Oscar Health, Inc., Class A(a)	47,424	382,238
Palomar Holdings, Inc.(a)	7,424	430,889
Selective Insurance Group, Inc.	17,674	1,695,820
Selectquote, Inc.(a)	5,142	10,027
Tiptree, Inc.	4,793	71,943
		8,097,944
Interactive Media & Services — 1.8%
Bumble, Inc., Class A(a)	70,357	1,180,590
Cargurus, Inc., Class A(a)(b)	65,453	1,481,201
Cars.com, Inc.(a)	8,033	159,214
DHI Group, Inc.(a)	30,999	118,726
Eventbrite, Inc., Class A(a)	138,323	1,320,985
EverQuote, Inc., Class A(a)(b)	15,147	98,455
Grindr, Inc.(a)	2,824	15,617
QuinStreet, Inc.(a)	8,029	70,896
Shutterstock, Inc.	33,375	1,624,361
System1, Inc., Class A(a)	2,364	10,638
TrueCar, Inc.(a)	2,702	6,107
Vimeo, Inc.(a)	311,305	1,282,577
Yelp, Inc.(a)(b)	59,448	2,164,502
ZipRecruiter, Inc., Class A(a)	24,870	441,691
		9,975,560
IT Services — 0.7%
Backblaze, Inc., Class A(a)	3,913	16,943
BigBear.ai Holdings, Inc.(a)(b)	46,429	109,108
Brightcove, Inc.(a)	70,057	280,928
Cyxtera Technologies, Inc., Class A(a)	301	9
DigitalOcean Holdings, Inc.(a)	43,777	1,757,209
Fastly, Inc., Class A(a)	9,848	155,303
Grid Dynamics Holdings, Inc., Class A(a)	25,561	236,439
Hackett Group, Inc.	22,675	506,786
Information Services Group, Inc.	32,253	172,876
Perficient, Inc.(a)	1,229	102,413
Squarespace, Inc., Class A(a)	12,393	390,875
Unisys Corp.(a)	10,562	42,037
		3,770,926

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 0.2%
Marine Products Corp.	2,347	$ 39,570
MasterCraft Boat Holdings, Inc.(a)	40,058	1,227,778
		1,267,348
Life Sciences Tools & Services — 0.8%
AbCellera Biologics, Inc.(a)	25,811	166,739
Adaptive Biotechnologies Corp.(a)	58,509	392,595
Codexis, Inc.(a)	130,959	366,685
CryoPort, Inc.(a)	17,725	305,756
Medpace Holdings, Inc.(a)	5,702	1,369,449
NanoString Technologies, Inc.(a)	38,641	156,496
Pacific Biosciences of California, Inc.(a)	41,149	547,282
Personalis, Inc.(a)	130,350	245,058
Seer, Inc., Class A(a)	77,736	331,933
SomaLogic, Inc., Class A(a)	90,944	210,081
		4,092,074
Machinery — 5.1%
Alamo Group, Inc.	2,594	477,062
Albany International Corp., Class A	5,353	499,328
Astec Industries, Inc.	14,122	641,704
Chart Industries, Inc.(a)	4,590	733,436
CIRCOR International, Inc.(a)	5,616	317,023
Commercial Vehicle Group, Inc.(a)	6,669	74,026
Federal Signal Corp.	16,954	1,085,565
Franklin Electric Co., Inc.	54,431	5,600,950
John Bean Technologies Corp.	11,856	1,438,133
Kadant, Inc.	9,055	2,011,115
Lindsay Corp.	6,907	824,281
Mueller Industries, Inc.	5,319	464,242
SPX Technologies, Inc.(a)	13,334	1,132,990
Standex International Corp.	403	57,012
Tennant Co.	11,226	910,541
Terex Corp.	40,141	2,401,636
Trinity Industries, Inc.	39,048	1,003,924
Wabash National Corp.	39,698	1,017,857
Watts Water Technologies, Inc., Class A	33,842	6,217,791
Xylem, Inc.	7,950	895,329
		27,803,945
Marine Transportation — 0.1%
Matson, Inc.	7,960	618,731
Media — 0.6%
Clear Channel Outdoor Holdings, Inc.(a)	11,432	15,662
Gambling.com Group Ltd.(a)	24,695	252,877
Integral Ad Science Holding Corp.(a)	53,172	956,032
PubMatic, Inc., Class A(a)	26,257	479,978
Thryv Holdings, Inc.(a)	53,187	1,308,400
		3,012,949
Metals & Mining — 1.4%
ATI, Inc.(a)	9,127	403,687
Atlas Lithium Corp.(a)(b)	1,773	37,978
Century Aluminum Co.(a)	9,712	84,689
Coeur Mining, Inc.(a)	159,684	453,503
Commercial Metals Co.	55,945	2,946,064
Compass Minerals International, Inc.	1,834	62,356
Constellium SE, Class A(a)	24,222	416,618
Contango ORE, Inc.(a)	574	14,626
i-80 Gold Corp.(a)	145,234	326,776
Kaiser Aluminum Corp.	5,558	398,175
Materion Corp.	7,906	902,865
NioCorp Developments Ltd.(a)	7,984	40,160
Novagold Resources, Inc.(a)	247,969	989,396
Security	Shares	Value
Metals & Mining (continued)
Perpetua Resources Corp.(a)	9,175	$ 33,672
PolyMet Mining Corp.(a)	6,927	5,472
Ryerson Holding Corp.	5,999	260,237
Schnitzer Steel Industries, Inc., Class A	12,976	389,150
		7,765,424
Multi-Utilities — 0.0%
Unitil Corp.	303	15,365
Office REITs — 0.4%
Corporate Office Properties Trust	87,858	2,086,627
Oil, Gas & Consumable Fuels — 2.2%
Ardmore Shipping Corp.	24,374	301,019
CVR Energy, Inc.	15,304	458,508
DHT Holdings, Inc.	60,501	516,074
Dorian LPG Ltd.	2,110	54,121
Encore Energy Corp.(a)	6,090	14,677
Energy Fuels, Inc.(a)	35,976	224,490
Magnolia Oil & Gas Corp., Class A	148,653	3,106,848
Matador Resources Co.	21,055	1,101,598
Murphy Oil Corp.	62,627	2,398,614
SM Energy Co.	89,751	2,838,824
World Kinect Corp.	49,236	1,018,200
		12,032,973
Passenger Airlines — 0.0%
SkyWest, Inc.(a)	1,095	44,589
Sun Country Airlines Holdings, Inc.(a)	257	5,777
		50,366
Personal Care Products — 1.1%
BellRing Brands, Inc.(a)	22,098	808,787
elf Beauty, Inc.(a)	43,301	4,946,273
		5,755,060
Pharmaceuticals — 3.4%
Amphastar Pharmaceuticals, Inc.(a)	12,470	716,651
ANI Pharmaceuticals, Inc.(a)	582	31,329
Arvinas, Inc.(a)	46,318	1,149,613
Assertio Holdings, Inc.(a)	1,864	10,103
Atea Pharmaceuticals, Inc.(a)	1,130	4,226
Axsome Therapeutics, Inc.(a)	7,511	539,740
Collegium Pharmaceutical, Inc.(a)	49,610	1,066,119
Corcept Therapeutics, Inc.(a)	103,071	2,293,330
Cymabay Therapeutics, Inc.(a)	10,320	113,004
DICE Therapeutics, Inc.(a)	5,447	253,068
Evolus, Inc.(a)	28,849	209,732
Harmony Biosciences Holdings, Inc.(a)(b)	53,713	1,890,161
Intra-Cellular Therapies, Inc.(a)	35,552	2,251,153
Ligand Pharmaceuticals, Inc.(a)	7,347	529,719
Longboard Pharmaceuticals, Inc.(a)	3,010	22,093
Marinus Pharmaceuticals, Inc.(a)	691	7,504
Mind Medicine MindMed, Inc.(a)	2,537	9,057
Nektar Therapeutics(a)	88,435	50,868
NGM Biopharmaceuticals, Inc.(a)	25,531	66,125
Nuvation Bio, Inc., Class A(a)	117,956	212,321
Ocular Therapeutix, Inc.(a)	2,379	12,276
Omeros Corp.(a)	6,926	37,677
Pacira BioSciences, Inc.(a)	39,359	1,577,115
Prestige Consumer Healthcare, Inc.(a)	18,830	1,119,067
Revance Therapeutics, Inc.(a)	28,875	730,826
Scilex Holding Co., NVS(a)(b)(c)	29,374	160,750
Supernus Pharmaceuticals, Inc.(a)	92,048	2,766,963
Tarsus Pharmaceuticals, Inc.(a)	25,432	459,556

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Ventyx Biosciences, Inc.(a)	4,771	$ 156,489
Xeris Biopharma Holdings, Inc.(a)(b)	59,644	156,267
		18,602,902
Professional Services — 3.7%
ASGN, Inc.(a)(b)	10,075	761,972
BlackSky Technology, Inc.(a)	16,812	37,323
CSG Systems International, Inc.	5,221	275,356
ExlService Holdings, Inc.(a)	41,106	6,209,472
Exponent, Inc.	37,310	3,481,769
FiscalNote Holdings, Inc., Class A(a)	18,172	66,146
Franklin Covey Co.(a)	1,625	70,980
Huron Consulting Group, Inc.(a)	378	32,096
IBEX Holdings Ltd.(a)	4,815	102,222
Insperity, Inc.	66,224	7,878,007
Kforce, Inc.	19,238	1,205,453
Legalzoom.com, Inc.(a)	4,240	51,219
Mistras Group, Inc.(a)	4,298	33,181
Upwork, Inc.(a)	2,393	22,351
		20,227,547
Real Estate Management & Development — 0.3%
Compass, Inc., Class A(a)	13,777	48,219
eXp World Holdings, Inc.(b)	21,906	444,254
Opendoor Technologies, Inc.(a)	174,803	702,708
Redfin Corp.(a)	12,866	159,796
RMR Group, Inc., Class A	2,799	64,853
		1,419,830
Residential REITs — 0.3%
Independence Realty Trust, Inc.	23,238	423,396
NexPoint Residential Trust, Inc.	20,548	934,523
UMH Properties, Inc.	14,351	229,329
		1,587,248
Retail REITs — 0.0%
Tanger Factory Outlet Centers, Inc.	768	16,950
Semiconductors & Semiconductor Equipment — 5.5%
Aehr Test Systems(a)	399	16,459
Ambarella, Inc.(a)	25,958	2,171,906
Amkor Technology, Inc.	40,505	1,205,024
Axcelis Technologies, Inc.(a)(b)	33,587	6,157,505
Diodes, Inc.(a)	9,197	850,630
FormFactor, Inc.(a)(b)	61,259	2,096,283
inTEST Corp.(a)	9,976	261,970
Kulicke & Soffa Industries, Inc.	7,137	424,295
Lattice Semiconductor Corp.(a)	10,612	1,019,495
Maxeon Solar Technologies Ltd.(a)	1,918	54,011
MaxLinear, Inc.(a)	88,796	2,802,402
Onto Innovation, Inc.(a)	7,582	883,075
PDF Solutions, Inc.(a)(b)	9,313	420,016
Photronics, Inc.(a)	16,022	413,207
Power Integrations, Inc.	21,654	2,049,984
Rambus, Inc.(a)(b)	53,223	3,415,320
Silicon Laboratories, Inc.(a)(b)	23,327	3,679,601
Synaptics, Inc.(a)	22,556	1,925,831
		29,847,014
Software — 9.7%
8x8, Inc.(a)	175,301	741,523
A10 Networks, Inc.	20,125	293,624
ACI Worldwide, Inc.(a)	44,404	1,028,841
Agilysys, Inc.(a)	3,326	228,297
Alarm.com Holdings, Inc.(a)	27,948	1,444,353
Altair Engineering, Inc., Class A(a)	1,598	121,192
Security	Shares	Value
Software (continued)
Appfolio, Inc., Class A(a)	14,652	$ 2,522,195
Asana, Inc., Class A(a)	35,571	783,985
Bit Digital, Inc.(a)(b)	97,569	396,130
Blackbaud, Inc.(a)	15,520	1,104,714
BlackLine, Inc.(a)	37,686	2,028,261
Box, Inc., Class A(a)	106,598	3,131,849
C3.ai, Inc., Class A(a)	1,558	56,758
Cleanspark, Inc.(a)	20,391	87,477
Clear Secure, Inc., Class A	26,184	606,683
CommVault Systems, Inc.(a)	47,448	3,445,674
Domo, Inc., Class B(a)	35,291	517,366
EngageSmart, Inc.(a)(b)	120,661	2,303,419
Everbridge, Inc.(a)	51,111	1,374,886
Expensify, Inc., Class A(a)	31,931	254,809
Intapp, Inc.(a)	20,499	859,113
InterDigital, Inc.	6,178	596,486
Kaltura, Inc.(a)	9,075	19,239
LivePerson, Inc.(a)	114,662	518,272
MicroStrategy, Inc., Class A(a)	3,508	1,201,209
Model N, Inc.(a)	18,341	648,538
N-able, Inc.(a)	29,722	428,294
PagerDuty, Inc.(a)	30,804	692,474
PROS Holdings, Inc.(a)	51,432	1,584,106
Q2 Holdings, Inc.(a)	124,544	3,848,410
Qualys, Inc.(a)	19,512	2,520,365
Rapid7, Inc.(a)	62,994	2,852,368
Riot Platforms, Inc.(a)	714	8,439
Sapiens International Corp. NV	5,628	149,705
SEMrush Holdings, Inc., Class A(a)	89,208	853,721
SoundHound AI, Inc., Class A(a)	8,589	39,080
Sprout Social, Inc., Class A(a)(b)	23,786	1,097,962
SPS Commerce, Inc.(a)	11,020	2,116,501
Telos Corp.(a)	2,040	5,222
Tenable Holdings, Inc.(a)	52,563	2,289,119
Upland Software, Inc.(a)	2,625	9,450
Varonis Systems, Inc.(a)	110,854	2,954,259
Verint Systems, Inc.(a)	35,870	1,257,602
Vertex, Inc., Class A(a)	3,558	69,381
Weave Communications, Inc.(a)	768	8,532
Workiva, Inc., Class A(a)	19,474	1,979,727
Yext, Inc.(a)	29,443	333,000
Zeta Global Holdings Corp., Class A(a)	40,796	348,398
Zuora, Inc., Class A(a)	115,827	1,270,622
		53,031,630
Specialized REITs — 0.5%
Outfront Media, Inc.	163,742	2,574,024
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A(a)	58,958	459,872
Aaron’s Co., Inc.	6,556	92,702
Abercrombie & Fitch Co., Class A(a)	21,799	821,386
Arko Corp., Class A	25,947	206,279
CarParts.com, Inc.(a)	105,261	447,359
Citi Trends, Inc.(a)	851	15,029
Conn’s, Inc.(a)	51,839	191,804
Duluth Holdings, Inc., Class B(a)(b)	31,522	197,958
Group 1 Automotive, Inc.	5,401	1,393,998
Haverty Furniture Cos., Inc.	5	151
Lands’ End, Inc.(a)	1,965	15,248
Murphy U.S.A., Inc.	13,943	4,337,807
National Vision Holdings, Inc.(a)	2,623	63,713
Revolve Group, Inc.(a)(b)	83,588	1,370,843
Savers Value Village, Inc.(a)	8,977	212,755

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Sleep Number Corp.(a)	545	$ 14,868
Stitch Fix, Inc., Class A(a)	137,190	528,181
Upbound Group, Inc.	4,679	145,657
Urban Outfitters, Inc.(a)	50,368	1,668,692
Warby Parker, Inc., Class A(a)(b)	51,974	607,576
Winmark Corp.	1,016	337,790
Zumiez, Inc.(a)	424	7,064
		13,136,732
Technology Hardware, Storage & Peripherals — 1.2%
Super Micro Computer, Inc.(a)(b)	25,350	6,318,488
Turtle Beach Corp.(a)	254	2,959
		6,321,447
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	22,345	2,512,472
Ermenegildo Zegna NV	19,101	242,201
Oxford Industries, Inc.	3,679	362,087
		3,116,760
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	22,592	3,271,999
GATX Corp.	17,329	2,230,936
Global Industrial Co.	18,074	501,915
GMS, Inc.(a)	6,712	464,470
H&E Equipment Services, Inc.	20,128	920,856
Herc Holdings, Inc.	33,334	4,561,758
Karat Packaging, Inc.	19,976	364,562
McGrath RentCorp	28,615	2,646,315
MRC Global, Inc.(a)	15,290	153,970
Rush Enterprises, Inc., Class A	14,854	902,232
Transcat, Inc.(a)	453	38,646
		16,057,659
Water Utilities — 0.0%
Consolidated Water Co. Ltd.	5,202	126,044
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)	595	10,490
Total Common Stocks — 98.6% (Cost: $471,323,941)		536,555,729
Preferred Securities
Preferred Stocks — 0.4%
Software — 0.4%
Illumio, Inc., Series C(a)(c)(d)	311,155	2,414,563
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2
		2
Total Preferred Securities — 0.4% (Cost: $2,175,301)		2,414,565
Security	Shares	Value
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	$ 48,149
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	17,188
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002
		70,339
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	18,549
Pharmaceuticals — 0.0%
Albireo Pharma Inc.,, CVR(a)(d)	7,975	25,041
Total Rights — 0.0% (Cost: $ —)		113,929
Total Long-Term Investments — 99.0% (Cost: $473,499,242)		539,084,223
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(e)(f)	5,167,216	5,167,216
SL Liquidity Series, LLC, Money Market Series, 5.28%(e)(f)(g)	23,583,246	23,583,246
Total Short-Term Securities — 5.3% (Cost: $28,740,285)		28,750,462
Total Investments — 104.3% (Cost: $502,239,527)		567,834,685
Liabilities in Excess of Other Assets — (4.3)%		(23,378,261)
Net Assets — 100.0%		$ 544,456,424
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,575,313, representing 0.5% of its net assets as of period end, and an original cost of $1,349,355.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,474,452	$ 692,764(a)	$ —	$ —	$ —	$ 5,167,216	5,167,216	$ 160,681	$ —
SL Liquidity Series, LLC, Money Market Series	31,251,896	—	(7,662,746)(a)	(639)	(5,265)	23,583,246	23,583,246	66,714(b)	—
				$ (639)	$ (5,265)	$ 28,750,462		$ 227,395	$ —
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	58	09/15/23	$ 5,521	$ 70,152
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,504,473	$ —	$ —	$ 2,504,473
Air Freight & Logistics	4,859	—	—	4,859
Automobile Components	10,425,791	—	—	10,425,791
Banks	1,614,858	—	—	1,614,858
Beverages	6,076,618	—	—	6,076,618
Biotechnology	56,456,023	—	—	56,456,023
Broadline Retail	491,051	—	—	491,051
Building Products	11,562,889	—	—	11,562,889
Capital Markets	8,063,495	—	—	8,063,495
Chemicals	8,626,771	—	—	8,626,771
Commercial Services & Supplies	3,320,495	—	—	3,320,495
Communications Equipment	5,387,874	—	—	5,387,874
Construction & Engineering	17,920,976	—	—	17,920,976
Consumer Finance	5,915,756	—	—	5,915,756
Consumer Staples Distribution & Retail	115,350	—	—	115,350
Containers & Packaging	202,016	—	—	202,016
Diversified Consumer Services	7,981,692	—	—	7,981,692
Diversified REITs	182,515	—	—	182,515
Diversified Telecommunication Services	4,064,627	—	—	4,064,627
Electrical Equipment	12,211,787	—	—	12,211,787
Electronic Equipment, Instruments & Components	15,545,152	—	—	15,545,152
Energy Equipment & Services	9,190,115	—	—	9,190,115
Entertainment	1,087,931	—	—	1,087,931
Financial Services	4,551,062	—	—	4,551,062
Food Products	5,927,792	—	—	5,927,792
Gas Utilities	1,061,009	—	—	1,061,009
Ground Transportation	772,991	—	—	772,991
Health Care Equipment & Supplies	31,629,149	—	—	31,629,149
Health Care Providers & Services	20,552,996	—	—	20,552,996
Health Care Technology	2,859,141	—	—	2,859,141
Hotel & Resort REITs	718,885	—	—	718,885
Hotels, Restaurants & Leisure	17,217,698	—	—	17,217,698
Household Durables	5,376,947	—	—	5,376,947
Independent Power and Renewable Electricity Producers	3,747,820	—	—	3,747,820
Industrial REITs	765,556	—	—	765,556
Insurance	8,097,944	—	—	8,097,944
Interactive Media & Services	9,975,560	—	—	9,975,560
IT Services	3,770,926	—	—	3,770,926
Leisure Products	1,267,348	—	—	1,267,348
Life Sciences Tools & Services	4,092,074	—	—	4,092,074
Machinery	27,803,945	—	—	27,803,945
Marine Transportation	618,731	—	—	618,731
Media	3,012,949	—	—	3,012,949
Metals & Mining	7,765,424	—	—	7,765,424
Multi-Utilities	15,365	—	—	15,365
Office REITs	2,086,627	—	—	2,086,627
Oil, Gas & Consumable Fuels	12,032,973	—	—	12,032,973
Passenger Airlines	50,366	—	—	50,366
Personal Care Products	5,755,060	—	—	5,755,060
Pharmaceuticals	18,442,152	160,750	—	18,602,902
Professional Services	20,227,547	—	—	20,227,547
Real Estate Management & Development	1,419,830	—	—	1,419,830
Residential REITs	1,587,248	—	—	1,587,248
Retail REITs	16,950	—	—	16,950
Semiconductors & Semiconductor Equipment	29,847,014	—	—	29,847,014
Software	53,031,630	—	—	53,031,630

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage Small Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialized REITs	$ 2,574,024	$ —	$ —	$ 2,574,024
Specialty Retail	13,136,732	—	—	13,136,732
Technology Hardware, Storage & Peripherals	6,321,447	—	—	6,321,447
Textiles, Apparel & Luxury Goods	3,116,760	—	—	3,116,760
Trading Companies & Distributors	16,057,659	—	—	16,057,659
Water Utilities	126,044	—	—	126,044
Wireless Telecommunication Services	10,490	—	—	10,490
Preferred Securities	—	—	2,414,565	2,414,565
Rights	18,549	—	95,380	113,929
Short-Term Securities
Money Market Funds	5,167,216	—	—	5,167,216
	$ 541,580,744	$ 160,750	$ 2,509,945	544,251,439
Investments valued at NAV(a)				23,583,246
				$ 567,834,685
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 70,152	$ —	$ —	$ 70,152
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares